Revenue Recognition - Schedule of Revenue by Contract Type (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Contract Type [Line Items]
Total revenue by contract type	$ 1,683	$ 2,218	$ 4,837	$ 5,491	$ 7,053	$ 5,375
Grant revenue [Member]
Schedule of Revenue by Contract Type [Line Items]
Total revenue by contract type	1,444	1,930	3,699	4,570	5,756	4,675
Remediation, administrative and consulting services and other revenue [Member]
Schedule of Revenue by Contract Type [Line Items]
Total revenue by contract type	$ 239	$ 288	$ 1,138	$ 921	$ 1,297	$ 700